Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assumptions
Grant price (in dollars per share)	$ 166.61	$ 157.89	$ 152.84
Expected stock price volatility	23.00%	23.00%	21.00%
Expected term (years)	5 years 4 months 24 days	5 years 6 months	5 years 7 months 6 days
Risk-free interest rate	3.50%	2.98%	1.72%
Dividend rate (in dollars per share)	$ 3.38	$ 3.16	$ 2.93
Weighted-average grant date fair value (in dollars per share)	$ 36.53	$ 32.96	$ 27.00